Revenue and expenses (Schedule of detailed information about employee benefits expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue And Expenses [Line Items]
Current employee benefits	$ 193,534	$ 184,100
Profit-sharing plan expense	28,671	22,002
Share-based payments	7,357	2,064
Employee share purchase plan	1,822	1,941
Defined benefit plans	774	9,737
Defined contribution plans	701	2,097
Post-employment plan curtailment	50	(2,384)
Post-employment plan attribution changes	0	(3,179)
Other post-retirement employee benefits	12	8,894
Termination benefits	4,588	5,092
Employee benefits expense	237,509	230,364
Stock Options [Member]
Revenue And Expenses [Line Items]
Share-based payments	2,137	1,848
Restricted Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	2,882	2,076
Deferred Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	1,717	(849)
Performance Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	$ 621	$ (1,011)